Share-Based Compensation (Narrative) (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended																												12 Months Ended
	Dec. 31, 2013	Dec. 31, 2010	Dec. 31, 2013 IPO [Member]	Dec. 31, 2012 IPO [Member]	Dec. 31, 2011 IPO [Member]	Dec. 31, 2013 2011 Equity Incentive Plan [Member]		Dec. 31, 2012 2011 Equity Incentive Plan [Member]		Dec. 31, 2011 2011 Equity Incentive Plan [Member]		Dec. 31, 2013 ADBV Long-Term Incentive Plan [Member]		Dec. 31, 2012 ADBV Long-Term Incentive Plan [Member]		Dec. 31, 2011 ADBV Long-Term Incentive Plan [Member]	Dec. 31, 2013 Stock Option [Member] 2011 Equity Incentive Plan [Member]	Dec. 31, 2012 Stock Option [Member] 2011 Equity Incentive Plan [Member]	Dec. 31, 2011 Stock Option [Member] 2011 Equity Incentive Plan [Member]	Dec. 31, 2013 Restricted Share Units [Member] 2011 Equity Incentive Plan [Member]	Dec. 31, 2012 Restricted Share Units [Member] 2011 Equity Incentive Plan [Member]	Dec. 31, 2011 Restricted Share Units [Member] 2011 Equity Incentive Plan [Member]	Dec. 31, 2011 Chief Executive Officer [Member]	Dec. 31, 2008 Chief Executive Officer [Member]	Dec. 31, 2013 Second Anniversary Of Grant Date [Member]	Dec. 31, 2013 Second Anniversary Of Grant Date [Member] 2011 Equity Incentive Plan [Member]	Dec. 31, 2012 Second Anniversary Of Grant Date [Member] 2011 Equity Incentive Plan [Member]	Dec. 31, 2011 Second Anniversary Of Grant Date [Member] 2011 Equity Incentive Plan [Member]	Dec. 31, 2013 Three Years Following The Grant Date [Member]	Dec. 31, 2013 Three Years Following The Grant Date [Member] 2011 Equity Incentive Plan [Member]	Dec. 31, 2012 Three Years Following The Grant Date [Member] 2011 Equity Incentive Plan [Member]	Dec. 31, 2011 Three Years Following The Grant Date [Member] 2011 Equity Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Requisite service period to vest award	5 years																												3 years	3 years
Award vesting percentage					33.33%																			1.00%	40.00%	40.00%	40.00%	40.00%	20.00%	20.00%	20.00%	20.00%
Percentage of amount authorized under the plan to Company's fair market value																								25.00%
Price per share used to determine fair value of awards		$ 16.50				$ 14.31	[1]	$ 14.35	[1]	$ 21.20	[1]	$ 12.12	[2]	$ 11.96	[2]
Share-based compensation expense			$ 1,964	$ 7,997	$ 5,703	$ 5,782		$ 12,900		$ 8,202		$ 1,875		$ (15,746)		$ 19,295							$ 2,214
Amount paid as a result of the settlement of the award right granted																							34,000
Incremental compensation expense related to remeasuring of accrued liability																10,526
Initial quoted market price																$ 21.00
Share-based compensation related income tax benefits						(88)		(2,807)		(1,690)		334		4,424		(4,436)
Share-based compensation, award vesting period																								4 years
Percentage of total outstanding shares of the entity immediately follow the IPO that is authorized under equity incentive plan										2.50%
Value of stock options and restricted stock granted during period																	$ 1,807	$ 3,051	$ 10,435	$ 3,056	$ 3,030	$ 21,488

[1]	Equal to the quoted market price per Class A share at market-closing of the date of grant.
[2]	Equal to the quoted market price per share at the end of the year.